STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Unvested share balance	4,790,408	4,453,516	0
Granted	465,000	608,441	4,553,516
Vested	(54,975)	(88,309)	(100,000)
Forfeited	0	(183,240)	0
Unvested share balance	5,200,433	4,790,408	4,453,516
Weighted Average Grant Date Fair Value [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Unvested share balance	$ 1.45	$ 1.35	$ 0
Granted	$ 1.28	$ 2.15	$ 1.35
Vested	$ 1.40	$ 1.40	$ 1.30
Forfeited	$ 0	$ 1.40	$ 0
Unvested share balance	$ 1.43	$ 1.45	$ 1.35